AMERICAN INDEPENDENCE FUNDS TRUST
Fusion Fund

Supplement dated May 27, 2010

To the American Independence Funds A Class and Institutional Class Prospectus Dated March 1, 2010

The Board of Trustees of the American Independence Funds Trust (the “Board”) has accepted the resignation of Holmgren Capital Management, LLC (“HCM”) as sub-adviser to the Fusion Fund. Effective July 1, 2010, the Fusion Fund will be managed by American Independence Financial Services, LLC (“AIFS”).

Please replace the paragraph on page 44 entitled Portfolio Management with the following:

Portfolio Management.

Investment Adviser. The investment adviser for the Fund is American Independence Financial Services, LLC. Mr. Jeffrey A. Miller, Ms. Ariel Fromer, and Ms. Tammy Dalton are responsible for the day to day management of the Fund.

Manager Name	Primary Title	Managed the Fund Since
Jeffrey A. Miller	Portfolio Manager	2010
Ariel Fromer	Vice President, Assistant Portfolio Manager	2010
Tammy Dalton	Vice President of Research	2010

Please delete the sections on the Fusion Fund and Portfolio Managers on page 57 of the Prospectus.

Each reference to Holmgren Capital Management, LLC is hereby deleted and, as appropriate, replaced with a reference to AIFS.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AMERICAN INDEPENDENCE FUNDS TRUST
Fusion Fund

Supplement dated May 27, 2010

To the American Independence Funds A Class and Institutional Class Statement of Additional Information Dated March 1, 2010

The Board of Trustees of the American Independence Funds Trust (the “Board”) has accepted the resignation of Holmgren Capital Management, LLC (“HCM”) as sub-adviser to the Fusion Fund. Effective July 1, 2010, the Fusion Fund will be managed by American Independence Financial Services, LLC (“AIFS”).

Please change the heading of Stock Fund on page 28 to read Stock Fund and Fusion Fund.

Please delete the entire section on the Fusion Fund on page 30.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE